Exhibit 99.7 Schedule 3

VALUATION REPORT
PRPM 2023-NQM2_9-20-23_FINAL
Run Date - 9/21/2023 09:30:00 AM

LOAN INFORMATION			ORIGINATION VALUES									SECOND APPRAISAL VALUE					AVM VALUES								DESK REVIEW VALUES						FIELD REVIEW VALUES					BPO VALUES					SECOND FIELD REVIEW VALUES					2055 VALUES					UPDATED VALUES										COLLATERAL UNDERWRITER SCORES
Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Value for LTV	LTV	CLTV	Primary Appraisal Date	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Vendor	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
[redacted]	109772		[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]						[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]																																						N/A	[redacted]
[redacted]	109770		[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]														[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]																																N/A	[redacted]
[redacted]	109773		[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]	[redacted]																																																			N/A	[redacted]